NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2018
NET OPERATING REVENUE
NET OPERATING REVENUE

24)  NET OPERATING REVENUE

a)    Accounting policy

Recognition of revenues from services and goods

With the adoption of IFRS 15 on January 1, 2018, for packages combining various fixed network, mobile, data, internet or television products or services, total revenue is now allocated to each performance obligation based on its independent selling prices in relation to the total consideration of the package and recognized when (or as soon as) the obligation is met, regardless of whether or not items are delivered. When packages include a discount on the equipment, there is an increase in revenues recognized for the sale of handsets and other equipment, to the detriment of ongoing service revenue over subsequent periods. To the extent that the packages are marketed at a discount, the difference between the revenue from the sale of equipment and the consideration received from the customer in advance is recognized as a contractual asset in the statement of financial position.

Revenues correspond substantially to the value of the consideration received or receivable arising from the provision of telecommunications, communications, sales of goods, advertising and other revenues, and are presented net of taxes, rebates and returns (in the case of sale of goods), incident on them.

Revenues from sales of public telephone cards and prepaid cellular recharge credits, as well as the respective taxes due are deferred and recognized in income as services are effectively rendered.

Revenues from leasing contracts for equipment classified as financial leasing ("Soluciona IT" product) are recognized at the installation of the equipment, at which time the actual transfer of risk occurs. Revenues are recognized at the present value of future minimum contract payments.

Revenue from the sale of appliances to dealers is accounted for at the time of delivery and not at the time of sale to the final customer.

Revenues from services and goods are basically subject to the following indirect taxes: ICMS or ISS (as the case may be), PIS and COFINS, as the case may be.

Customer Loyalty Program

The Company has a loyalty points program that enables customers to accumulate points when they pay bills regarding the usage of the services offered. The accumulated points may be exchanged for telephone sets or services, conditional upon obtaining a minimum balance of points by the customer. The consideration received is allocated to the cost of sets or services at fair value. The fair value of points is determined by dividing the amount of discount granted by the number of points necessary for the redemption based on the points program. The portion of revenue related to the fair value of the accumulated balance of points generated is deferred and recognized as revenue upon redemption of points. The number of points to be accounted for is determined through statistical techniques that consider assumptions and historical data on expected redemption rates, expiration percentages and cancellation of points, among other factors.

b)    Critical estimates and judgments

The Company estimates the fair value of points attributed under the customer loyalty program by applying statistic techniques. Inputs for the model include assumptions about expected redemption rates, the mix of products that will be available for future redemption and customers’ preference in relation to points use.   These estimates are subject to variations and uncertainties due to changes in the behavior of customer redemptions.

The Company has billing systems for services with intermediate cut-off dates. Thus, at the end of each month there are revenues already received by the Company, but not effectively invoiced to its customers. These unbilled revenues are recorded based on estimates, which take into account historical consumption data, number of days elapsed since the last billing date, among others. Because historical data are used, these estimates are subject to significant uncertainties.

c)    Breakdown

	2018	2017	2016
Gross operating revenue	65,794,397	66,243,174	65,006,728
Services (1)	61,292,362	62,696,433	61,513,099
Sale of goods (2)	4,502,035	3,546,741	3,493,629

Deductions from gross operating revenue	(22,331,657)	(23,036,342)	(22,498,269)
Taxes	(14,559,915)	(16,058,584)	(15,388,784)
Services	(13,820,784)	(15,468,315)	(14,780,018)
Sale of goods	(739,131)	(590,269)	(608,766)

Discounts granted and return of goods	(7,771,742)	(6,977,758)	(7,109,485)
Services	(6,288,941)	(5,340,476)	(5,612,695)
Sale of goods	(1,482,801)	(1,637,282)	(1,496,790)

Net operating revenue	43,462,740	43,206,832	42,508,459
Services	41,182,637	41,887,642	41,120,386
Sale of Goods	2,280,103	1,319,190	1,388,073

(1)   These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.

(2)    These include sale of goods (handsets, SIM cards and accessories) and equipment of “Soluciona TI”.

No one customer contributed more than 10% of gross operating revenue for the years ended December 31, 2018, 2017 and 2016.

All amounts in net income are included in the income and social contribution tax bases.

The information for the year ended December 31, 2018 includes the effects of the adoption of IFRS 15. To facilitate the understanding and comparability of information, the Company discloses in Note 35 the consolidated income statement for the year ended December 31, 2018, excluding the effects of adopting IFRS 15.